S000058959 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	97 Months Ended	120 Months Ended	298 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	3.29%	(1.54%)	1.81%
Performance Inception Date			Nov. 20, 2017
Class A | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.76%
Performance Inception Date			Nov. 20, 2017
Class C
Prospectus [Line Items]
Average Annual Return, Percent	6.45%	(1.53%)	1.52%
Performance Inception Date			Nov. 20, 2017
Class C | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.76%
Performance Inception Date			Nov. 20, 2017
Class I
Prospectus [Line Items]
Average Annual Return, Percent	7.63%	(0.42%)		2.72%
Performance Inception Date					Feb. 23, 2001
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.73%	(1.71%)		1.40%
Performance Inception Date					Feb. 23, 2001
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.48%	(0.88%)		1.51%
Performance Inception Date					Feb. 23, 2001
Class R-6
Prospectus [Line Items]
Average Annual Return, Percent	7.72%	(0.37%)	2.72%
Performance Inception Date			Nov. 20, 2017
Class R-6 | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.76%
Performance Inception Date			Nov. 20, 2017